Schedule of Investments (unaudited) December 31, 2020	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.1%
Atlas Arteria Ltd.	12,498,585	$62,689,481
Qube Holdings Ltd.	24,546,828	55,688,200
Sydney Airport(a)	17,220,981	85,179,754
Transurban Group	13,685,829	144,258,787

		347,816,222

Brazil — 0.5%
Centrais Eletricas Brasileiras SA, ADR	453,158	3,167,574
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	424,452	3,646,043
Ultrapar Participacoes SA, ADR	2,054,318	9,306,061

		16,119,678

Canada — 10.0%
Enbridge Inc.	4,509,880	144,110,844
Gibson Energy Inc.	389,761	6,290,020
Inter Pipeline Ltd.	1,131,116	10,538,734
Keyera Corp.	582,460	10,341,637
Pembina Pipeline Corp.	1,453,152	34,332,712
TC Energy Corp.	2,481,541	100,800,429
Westshore Terminals Investment Corp.(b)	536,527	6,565,507

		312,979,883

Chile — 0.2%
Enel Americas SA, ADR(b)	707,169	5,812,929

China — 5.5%
Beijing Capital International Airport Co. Ltd., Class H	24,448,000	20,400,003
Beijing Enterprises Water Group Ltd.(b)	6,496,000	2,613,865
CGN Power Co. Ltd., Class H(c)	12,916,000	2,781,808
China Gas Holdings Ltd.	2,530,200	10,050,512
China Merchants Port Holdings Co. Ltd.	17,450,000	21,357,197
China Resources Gas Group Ltd.	1,064,000	5,660,414
China Resources Power Holdings Co. Ltd.	2,212,000	2,382,068
COSCO SHIPPING Ports Ltd.	21,536,000	14,970,504
Guangdong Investment Ltd.	3,576,000	6,438,216
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,742,000	9,233,632
Jiangsu Expressway Co. Ltd., Class H	15,896,000	17,774,179
Kunlun Energy Co. Ltd.	4,952,000	4,278,958
Shenzhen Expressway Co. Ltd., Class H	9,042,000	8,512,752
Shenzhen International Holdings Ltd.	14,619,500	23,605,840
Yuexiu Transport Infrastructure Ltd.	12,188,000	8,299,443
Zhejiang Expressway Co. Ltd., Class H	18,652,000	15,756,121

		174,115,512

Denmark — 1.5%
Orsted A/S(c)	223,789	45,743,671

France — 5.8%
Aeroports de Paris(a)	348,353	45,222,715
Engie SA(a)	2,210,139	33,856,776
Gaztransport Et Technigaz SA	58,161	5,636,101
Getlink SE(a)	5,663,860	98,267,618

		182,983,210

Germany — 3.2%
E.ON SE	2,791,172	30,954,813
Fraport AG Frankfurt Airport Services Worldwide(a)	482,174	29,120,621
Hamburger Hafen und Logistik AG	257,737	5,815,129
RWE AG	840,688	35,559,522

		101,450,085

Security	Shares	Value

Italy — 8.0%
ASTM SpA(a)	804,250	$20,271,224
Atlantia SpA(a)	6,559,282	118,096,835
Enav SpA(c)	3,312,132	14,581,107
Enel SpA	9,616,505	97,377,682

		250,326,848

Mexico — 4.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)	559,364	28,907,931
Grupo Aeroportuario del Pacifico SAB de CV, ADR(a)	515,815	57,405,051
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	260,106	42,899,283

		129,212,265

Netherlands — 0.3%
Koninklijke Vopak NV	175,127	9,211,752

New Zealand — 2.7%
Auckland International Airport Ltd.(a)	15,725,131	85,821,468

Singapore — 0.4%
Hutchison Port Holdings Trust, Class U	65,722,900	13,013,134

Spain — 8.6%
Aena SME SA(a)(c)	957,903	166,664,391
Iberdrola SA	7,198,342	103,048,109

		269,712,500

Switzerland — 1.4%
Flughafen Zurich AG, Registered(a)	248,161	43,823,669

United Kingdom — 3.4%
National Grid PLC	4,674,492	55,271,716
Signature Aviation PLC(a)(b)	9,492,571	50,216,593

		105,488,309

United States — 33.0%
American Electric Power Co. Inc.	618,015	51,462,109
American Water Works Co. Inc.	225,276	34,573,108
Cheniere Energy Inc.(a)(b)	606,626	36,415,759
Consolidated Edison Inc.	417,256	30,155,091
Dominion Energy Inc.	1,047,153	78,745,905
Duke Energy Corp.	916,496	83,914,374
Equitrans Midstream Corp.	1,071,303	8,613,276
Eversource Energy	426,011	36,854,212
Exelon Corp.	1,213,890	51,250,436
Kinder Morgan Inc./DE	5,136,734	70,219,154
Macquarie Infrastructure Corp.	953,533	35,805,164
NextEra Energy Inc.	1,962,540	151,409,961
ONEOK Inc.	1,173,205	45,027,608
Public Service Enterprise Group Inc.	630,509	36,758,675
Sempra Energy	360,377	45,915,633
Southern Co. (The)	1,314,644	80,758,581
Targa Resources Corp.	614,547	16,211,750
WEC Energy Group Inc.	393,231	36,189,049
Williams Companies Inc. (The)	3,202,559	64,211,308
Xcel Energy Inc.	654,645	43,645,182

		1,038,136,335

Total Common Stocks — 99.7% (Cost: $3,012,762,645)		3,131,767,470

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	1,707,292	$1,708,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,518,000	3,518,000

		5,226,317

Total Short-Term Investments — 0.2% (Cost: $5,224,087)		5,226,317

Total Investments in Securities — 99.9% (Cost: $3,017,986,732)		3,136,993,787

Other Assets, Less Liabilities — 0.1%		3,540,895

Net Assets — 100.0%		$3,140,534,682

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,354,389	$—	$(3,663,050	)(a)	$19,032	$(2,054)	$1,708,317	1,707,292	$891,453	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,288,000	—	(770,000	)(a)	—	—	3,518,000	3,518,000	2,957		—

					$19,032	$(2,054)	$5,226,317		$894,410		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	12	03/18/21	$1,513	$(6,043)
DJ U.S. Real Estate Index	48	03/19/21	1,608	46,893
IBEX 35 Index	20	01/15/21	1,975	5,000
S&P/TSX 60 Index	23	03/18/21	3,715	3,476

				$49,326

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Infrastructure ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,131,767,470	$—	$—	$3,131,767,470
Money Market Funds	5,226,317	—	—	5,226,317

	$3,136,993,787	$—	$—	$3,136,993,787

Derivative financial instruments(a)
Assets
Futures Contracts	$55,369	$—	$—	$55,369
Liabilities
Futures Contracts	(6,043)	—	—	(6,043)

	$49,326	$—	$—	$49,326

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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